Loan Payable to Third Parties - Schedule of Loan payable to third parties (Details) - Loan payable to third parties [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loan Payable to Third Parties, Non-Current [Line Items]
Loan payable to third parties, current	$ 164,399	$ 140,800
Loan payable to third parties, non-current		28,160
Total	$ 164,399	$ 168,960